UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       6/30/2009

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one):    |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Budros, Ruhlin & Roe, Inc
Address:          1801 Watermark Drive, Suite 300
                  Columbus, OH 43215-7088

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Schuman
Title:   Principal and Chief Compliance Officer
Phone:   614-481-6900

Signature, Place, and Date of Signing:

---------------------     ---------------------------      -------------------
[Signature]                     [City, State]                       [Date]

Report Type (Check one only):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name
28-
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:         132
                                                ---

Form 13F Information Table Value Total:       $162,744
                                               -------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


          Form 13F INFORMATION TABLE

                                                              Value     SHARES/  SH  PUT/ OTHER    Investment     VOTING AUTHORITY
Name of Issuer                  Title of Class  Cusip         (x1000)   PRN AMT  PRN CALL MANAGERS Discretion     SOLE  SHARED NONE
3M Company                      COM                 88579Y101       545     9,060 SH                   SOLE          9,060
Abbott Laboratories             COM                 002824100     1,065    22,643 SH                   SOLE         22,643
Aberdeen Asia-Pacific Inc Fd    COM                 003009107        63    11,333 SH                   SOLE         11,333
Altria Group Inc                COM                 02209S103       440    26,860 SH                   SOLE         26,860
American Express                COM                 025816109       764    32,857 SH                   SOLE         32,857
Amerigroup Corp                 COM                 03073T102       105     3,906 SH                   SOLE          3,906
Amgen Inc                       COM                 031162100       209     3,943 SH                   SOLE          3,943
Analog Devices Inc              COM                 032654105       132     5,325 SH                   SOLE          5,325
Apache Corp                     COM                 037411105       228     3,163 SH                   SOLE          3,163
Apple Computer Inc              COM                 037833100     1,051     7,376 SH                   SOLE          7,376
Arris Group Inc                 COM                 04269Q100       157    12,866 SH                   SOLE         12,866
Astoria Financial Corp          COM                 046265104        87    10,126 SH                   SOLE         10,126
AstraZeneca                     SPONSORED ADR       046353108       471    10,660 SH                   SOLE         10,660
AT&T Inc.                       COM                 00206R102       843    33,931 SH                   SOLE         33,931
AVX Corp                        COM                 002444107       104    10,425 SH                   SOLE         10,425
Bank of America Corp            COM                 060505104       243    18,373 SH                   SOLE         18,373
Bank of NY Mellon               COM                 064058100       411    14,024 SH                   SOLE         14,024
Berkshire Hathaway              CL A                084990175     3,006       334 SH                   SOLE            334
Berkshire Hathaway Cl B         CL B                008467020    18,518     6,395 SH                   SOLE          6,395
BHP Billiton                    SPONSORED ADR       088606108       306     6,727 SH                   SOLE          6,727
Bob Evans Farms, Inc.           COM                 096761101       782    27,217 SH                   SOLE         27,217
Boeing Co                       COM                 097023105       322     7,569 SH                   SOLE          7,569
BP Plc ADR                      SPONSORED ADR       055622104       700    14,686 SH                   SOLE         14,686
Bristol-Myers Squibb            COM                 110122108     2,066   101,737 SH                   SOLE        101,737
Cardinal Health Inc             COM                 14149Y108       277     9,054 SH                   SOLE          9,054
Celgene Corp                    COM                 151020104       275     5,758 SH                   SOLE          5,758
Chevron Corp                    COM                 166764100     1,562    23,584 SH                   SOLE         23,584
Cisco Systems                   COM                 17275R102     2,151   115,349 SH                   SOLE        115,349
Citigroup, Inc.                 COM                 172967101        76    25,704 SH                   SOLE         25,704
Coca-Cola Co                    COM                 191216100     1,791    37,311 SH                   SOLE         37,311
ConocoPhillips                  COM                 20825C104       621    14,755 SH                   SOLE         14,755
Core Laboratories N.V. Com      COM                 N22717107       137     1,567 SH                   SOLE          1,567
Costco Whsl Corp New            COM                 22160K105       338     7,386 SH                   SOLE          7,386
Covance Inc                     COM                 222816100       119     2,428 SH                   SOLE          2,428
Covidien Ltd                    COM                 G2552X108     1,241    33,146 SH                   SOLE         33,146
CVS Corp                        COM                 126650100       533    16,726 SH                   SOLE         16,726
Diageo Plc New Adr
  F 1 Adr Reps 4 Or             SPON ADR NEW        25243Q205       488     8,525 SH                   SOLE          8,525
Exxon Mobil Corporation         COM                 30231G102     1,975    28,246 SH                   SOLE         28,246
Fifth Third Bancorp             COM                 316773100     1,615   227,415 SH                   SOLE        227,415
FPL Group                       COM                 302571104       493     8,669 SH                   SOLE          8,669
General Dynamics Corp.          COM                 369550108       480     8,667 SH                   SOLE          8,667
General Electric                COM                 369604103     2,616   223,184 SH                   SOLE        223,184
Genuine Parts Co.               COM                 372460105       488    14,540 SH                   SOLE         14,540
Gilead Science                  COM                 375558103       250     5,334 SH                   SOLE          5,334
Goldman Sachs Group Inc         COM                 38141G104     1,013     6,873 SH                   SOLE          6,873
Google Inc Class A              COM                 38259P508       687     1,630 SH                   SOLE          1,630
Health Care REIT                COM                 42217K106       372    10,907 SH                   SOLE         10,907
Heinz H J Co                    COM                 423074103       522    14,630 SH                   SOLE         14,630
Hewlett Packard Company         COM                 428236103     1,984    51,324 SH                   SOLE         51,324
Hsbc Hldgs Plc Adr
  New F Sponsored Adr           SPON ADR NEW        404280406       386     9,237 SH                   SOLE          9,237
Humana Inc                      COM                 444859102        32     1,000 SH                   SOLE          1,000
Huntington Bancshares           COM                 446150104       356    85,235 SH                   SOLE         85,235
Int'l Bus. Machines             COM                 459200101     3,125    29,925 SH                   SOLE         29,925
Intel Corp                      COM                 458140100     1,516    91,573 SH                   SOLE         91,573
iShares                         Dow Jones Fin.
                                 Svcs.              464287770       279     6,091 SH                   SOLE          6,091
iShares                         Morningstar
                                 Small Growt        464288604       830    15,154 SH                   SOLE         15,154
iShares                         Msci Eafe Fund      464287465       297     6,493 SH                   SOLE          6,493
iShares                         Russell 1000 Growth 464287614       915    22,294 SH                   SOLE         22,294
iShares                         Russell 1000 Index  464287622    18,953   374,118 SH                   SOLE        374,118
iShares                         Russell 2000 Index  464287655       939    18,378 SH                   SOLE         18,378
iShares                         S&P 500 Index       464287200     4,975    53,875 SH                   SOLE         53,875
iShares                         S&P Midcap 400      464287507       639    11,049 SH                   SOLE         11,049
iShares                         S&P NA Networking   464287531       170     7,190 SH                   SOLE          7,190
iShares                         S&P Smallcap 600    464287804       431     9,707 SH                   SOLE          9,707
iShares                         Xinhua China
                                  25 Index E        464287184    16,091   419,364 SH                   SOLE        419,364
Itemus INC                      COM                 46564Q103         0    29,915 SH                   SOLE         29,915
Johnson & Johnson               COM                 478160104     1,511    26,604 SH                   SOLE         26,604
JP Morgan Chase & Co.           COM                 46625H100     3,488   102,263 SH                   SOLE        102,263
Kimberly-Clark                  COM                 494368103       509     9,714 SH                   SOLE          9,714
Kraft Foods Inc                 CL A                50075N104       566    22,355 SH                   SOLE         22,355
Kroger Co                       COM                 501044101       429    19,458 SH                   SOLE         19,458
Lilly (Eli) & Company           COM                 532457108     1,571    45,363 SH                   SOLE         45,363
Lockheed Martin Corp            COM                 539830109       571     7,082 SH                   SOLE          7,082
Louisiana Pacific Corp          COM                 546347105        46    13,325 SH                   SOLE         13,325
Lowes Companies Inc             COM                 548661107       369    19,027 SH                   SOLE         19,027
Mastercard Inc                  CL A                57636Q104       540     3,225 SH                   SOLE          3,225
McDonald's Corp                 COM                 580135101     3,797    66,050 SH                   SOLE         66,050
Medcohealth Solutions           COM                 58405U102       443     9,710 SH                   SOLE          9,710
Merck & Co                      COM                 589331107     1,735    62,058 SH                   SOLE         62,058
Mettler Toledo Intl Incf        COM                 592688105       284     3,680 SH                   SOLE          3,680
Microsoft Corp                  COM                 594918104     2,128    89,518 SH                   SOLE         89,518
Miller (Herman) Inc.            COM                 600544100       354    23,106 SH                   SOLE         23,106
Monsanto Co New Del             COM                 61166W101       492     6,618 SH                   SOLE          6,618
Morgan Stanley Group            COM NEW             617446448       280     9,820 SH                   SOLE          9,820
Motorola Inc                    COM                 620076109       726   109,509 SH                   SOLE        109,509
Morgan Stanley India
  Investment Fund               COM                 61745C105       314    14,768 SH                   SOLE         14,768
MVC Capital                     COM                 553829102       178    20,987 SH                   SOLE         20,987
Nike Inc  Cl B                  CL B                654106103       431     8,328 SH                   SOLE          8,328
Nokia Corp Spon Adr             SPONSORED ADR       654902204       453    31,073 SH                   SOLE         31,073
Norfolk Southern Corp           COM                 655844108       307     8,139 SH                   SOLE          8,139
Oracle Sys Corp                 COM                 68389X105       330    15,428 SH                   SOLE         15,428
Park National Corp              COM                 700658107     1,373    24,307 SH                   SOLE         24,307
PepsiCo Inc                     COM                 713448108       302     5,495 SH                   SOLE          5,495
Petrochina Co ADR               SPONSORED ADR       71646e100       224     2,025 SH                   SOLE          2,025
Petroleo Brasileiro SA          SPONSORED ADR       71654V408       575    14,040 SH                   SOLE         14,040
Pfizer Incorporated             COM                 717081103     1,296    86,395 SH                   SOLE         86,395
Philip Morris International     COM                 718172109       590    13,526 SH                   SOLE         13,526
PNC Bank Corp                   COM                 693475105       236     6,069 SH                   SOLE          6,069
Potash Corp Saskatchewan        COM                 73755L107       341     3,662 SH                   SOLE          3,662
PowerShares DB Com Index        UNIT BEN INT        73935S105       394    17,427 SH                   SOLE         17,427
Praxair Incorporated            COM                 74005P104       562     7,903 SH                   SOLE          7,903
Procter & Gamble                COM                 742718109     6,853   134,118 SH                   SOLE        134,118
Qualcomm Inc                    COM                 747525103       857    18,964 SH                   SOLE         18,964
Schering-Plough                 COM                 806605101        40     1,600 SH                   SOLE          1,600
Schlumberger Ltd                COM                 806857108       249     4,596 SH                   SOLE          4,596
SPDR Series Trust               SPDR KBW BK ETF     78464A797       271    15,035 SH                   SOLE         15,035
SPDR INDEX SHS FDS              S&P CHINA ETF       78463X400       201     3,310 SH                   SOLE          3,310
SPDR INDEX SHS FDS              ASIA PACIF ETF      78463X301     3,087    51,396 SH                   SOLE         51,396
Starbucks Corp                  COM                 855244109     1,149    82,750 SH                   SOLE         82,750
Sycamore Networks Inc           COM                 871206108        31    10,050 SH                   SOLE         10,050
Taiwan Semiconductor Spons      SPONSORED ADR       874039100       144    15,324 SH                   SOLE         15,324
Tellabs Inc                     COM                 879664100        87    15,200 SH                   SOLE         15,200
The Travelers Companies Inc     COM                 89417E109       310     7,559 SH                   SOLE          7,559
Tim Hortons Inc                 COM                 88706M103       698    28,455 SH                   SOLE         28,455
Time Warner Cable Inc           COM                 88732J207       277     8,748 SH                   SOLE          8,748
Time Warner Inc.                COM                 887317105       907    35,992 SH                   SOLE         35,992
Transocean Sedco Forex F        REG SHS             H8817H100       727     9,783 SH                   SOLE          9,783
Unilever N.V.                   SPON ADR NEW        904784709       506    20,915 SH                   SOLE         20,915
Union Pacific Corp              COM                 907818108       685    13,159 SH                   SOLE         13,159
US Bancorp                      COM NEW             902973304     2,716   151,555 SH                   SOLE        151,555
Verizon Communications          COM                 92343V104       658    21,425 SH                   SOLE         21,425
Visa, Inc.                      COM                 92826C839       617     9,905 SH                   SOLE          9,905
Vodafone Group Plc Adr F        SPON ADR NEW        92857W209       512    26,272 SH                   SOLE         26,272
Vulcan Int'l Corp               COM                 929136109       323     9,240 SH                   SOLE          9,240
Wal-Mart Stores Inc             COM                 931142103     2,114    43,636 SH                   SOLE         43,636
Walt Disney Holding Co          COM DISNEY          254687106     1,390    59,586 SH                   SOLE         59,586
Wells Fargo & Co New            COM                 949746101     2,045    84,275 SH                   SOLE         84,275
Wendy's/Arby's Group, Inc       COM                 950587105       482   120,415 SH                   SOLE        120,415
Wesbanco Inc                    COM                 950810101     1,161    79,853 SH                   SOLE         79,853
Wheelock & Co Ltd Ord           COM                 Y9553V106       124    48,000 SH                   SOLE         48,000
Worthington Industries          COM                 981811102       382    29,900 SH                   SOLE         29,900
Y R C Worldwide Inc             COM                 984249102        72    41,665 SH                   SOLE         41,665
YUM Brands Inc.                 COM                 988498101       671    20,114 SH                   SOLE         20,114